Goodwill and intangible assets - Summary of Key Assumptions used in Discounted Cash Flow Projections (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	5 years
Group's strategic plan, period	3 years
Beauty & Wellbeing
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%	3.00%
Average near-term nominal growth rates	5.00%	6.00%
Discount rate	11.00%	11.00%
Beauty & Wellbeing | North America
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%
Average near-term nominal growth rates	1.00%
Personal Care
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%	2.00%
Average near-term nominal growth rates	3.00%	4.00%
Discount rate	11.00%	11.00%
Home Care
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%	3.00%
Average near-term nominal growth rates	3.00%	3.00%
Discount rate	12.00%	12.00%
Foods
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%	2.00%
Average near-term nominal growth rates	3.00%	3.00%
Discount rate	11.00%	11.00%
Foods | India and Nepal
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	7.00%
Average near-term nominal growth rates	7.00%
Ice Cream
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%	2.00%
Average near-term nominal growth rates	5.00%	6.00%
Discount rate	10.00%	10.00%
Prestige
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%
Average near-term nominal growth rates	8.00%
Wellbeing
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%
Average near-term nominal growth rates	11.00%